Net Revenue - Summary of Temporary Receipts From Customers (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Current portion (classified under accrued expenses and other current liabilities)	$ 107,723.6	$ 30,612.7
Noncurrent portion (classified under other noncurrent liabilities)	168,399.2	155,381.5
Temporary receipts from customers	$ 276,122.8	$ 185,994.2